Summary of Significant Accounting Policies - Adopted accounting pronouncements (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jan. 01, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment	$ 2,596
Decrease in amortization expense on route and customer acquisition costs		$ (400)	$ (700)	$ (1,700)	$ (3,900)	$ (3,300)
Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Average life of contract	12 years 4 months 24 days
Decrease in amortization expense on route and customer acquisition costs	$ 1,100
Retained Earnings
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment	2,596
Retained Earnings | Accounting Standards Update 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cumulative effect adjustment	$ 2,600